Restatements (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Restatements (Textual)
Decrease in total current assets	$ 2,079,589	$ 1,443,648	$ 2,881,917
Long-term portion	9,703,596	7,508,030	7,533,189
Period for operating cycle of inventory movement and analysis	1 year	1 year
Period for estimate the portion of inventory realized	Over the next 12 months	Over the next 12 months
Restatement Adjustment [Member]
Restatements (Textual)
Decrease in total current assets		(7,508,030)	(7,533,189)
Long-term portion		$ 7,508,030	$ 7,533,189